Distribution Date:	12/10/21	COMM 2014-CCRE20 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Additional Information	8	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Cash Flows	9		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Bond / Collateral Reconciliation - Balances	10		701 Brickell Avenue, Suite 2200 | Miami, FL 33131
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	24		CMBS Trustee	(302) 636-4140
Specially Serviced Loan Detail - Part 2	25		1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	26	Controlling Class	Torchlight Investors LLC
Historical Liquidated Loan Detail	27	Representative
			-
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592LBE1	1.324000%	57,053,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592LBF8	2.801000%	99,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592LBG6	3.305000%	79,067,000.00	46,707,789.14	1,301,316.71	128,641.04	0.00	0.00	1,429,957.75	45,406,472.43	34.42%	30.00%
A-3	12592LBH4	3.326000%	275,000,000.00	248,893,298.04	0.00	689,849.26	0.00	0.00	689,849.26	248,893,298.04	34.42%	30.00%
A-4	12592LBJ0	3.590000%	317,679,000.00	317,679,000.00	0.00	950,389.68	0.00	0.00	950,389.68	317,679,000.00	34.42%	30.00%
A-M	12592LBL5	3.938000%	63,564,000.00	63,564,000.00	0.00	208,595.86	0.00	0.00	208,595.86	63,564,000.00	27.61%	24.63%
B	12592LBM3	4.239000%	57,652,000.00	57,652,000.00	0.00	203,655.69	0.00	0.00	203,655.69	57,652,000.00	21.43%	19.75%
C	12592LBP6	4.491390%	78,347,000.00	78,347,000.00	0.00	293,239.10	0.00	0.00	293,239.10	78,347,000.00	13.03%	13.13%
D	12592LAN2	3.222000%	60,608,000.00	60,608,000.00	0.00	162,732.48	0.00	0.00	162,732.48	60,608,000.00	6.54%	8.00%
E	12592LAQ5	3.220000%	26,608,000.00	26,608,000.00	0.00	71,398.13	0.00	0.00	71,398.13	26,608,000.00	3.68%	5.75%
F	12592LAS1	3.220000%	11,826,000.00	11,826,000.00	0.00	13,152.09	0.00	0.00	13,152.09	11,826,000.00	2.42%	4.75%
G*	12592LAU6	3.220000%	17,739,000.00	17,739,000.00	0.00	0.00	0.00	0.00	0.00	17,739,000.00	0.52%	3.25%
H	12592LAW2	3.220000%	38,434,627.00	4,814,151.88	0.00	0.00	0.00	0.00	0.00	4,814,151.88	0.00%	0.00%
V	12592LAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592LBA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592LBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,182,593,630.00	934,438,239.06	1,301,316.71	2,721,653.33	0.00	0.00	4,022,970.04	933,136,922.35

Notional Certificates
X-A	12592LBK7	0.985455%	891,379,000.00	676,844,087.18	0.00	555,833.01	0.00	0.00	555,833.01	675,542,770.47
X-B	12592LAA0	0.106992%	135,999,000.00	135,999,000.00	0.00	12,125.65	0.00	0.00	12,125.65	135,999,000.00
X-C	12592LAC6	1.269390%	60,608,000.00	60,608,000.00	0.00	64,112.65	0.00	0.00	64,112.65	60,608,000.00
X-D	12592LAE2	1.271390%	26,608,000.00	26,608,000.00	0.00	28,190.95	0.00	0.00	28,190.95	26,608,000.00
X-E	12592LAG7	1.271390%	11,826,000.00	11,826,000.00	0.00	12,529.55	0.00	0.00	12,529.55	11,826,000.00
X-F	12592LAJ1	1.271390%	17,739,000.00	17,739,000.00	0.00	18,794.32	0.00	0.00	18,794.32	17,739,000.00
										Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-G	12592LAL6	1.271390%	38,434,627.00	4,814,151.88	0.00	5,100.55	0.00	0.00	5,100.55	4,814,151.88
Notional SubTotal			1,182,593,627.00	934,438,239.06	0.00	696,686.68	0.00	0.00	696,686.68	933,136,922.35

Deal Distribution Total					1,301,316.71	3,418,340.01	0.00	0.00	4,719,656.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592LBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592LBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592LBG6	590.73683256	16.45840502	1.62698774	0.00000000	0.00000000	0.00000000	0.00000000	18.08539277	574.27842754
A-3	12592LBH4	905.06653833	0.00000000	2.50854276	0.00000000	0.00000000	0.00000000	0.00000000	2.50854276	905.06653833
A-4	12592LBJ0	1,000.00000000	0.00000000	2.99166668	0.00000000	0.00000000	0.00000000	0.00000000	2.99166668	1,000.00000000
A-M	12592LBL5	1,000.00000000	0.00000000	3.28166667	0.00000000	0.00000000	0.00000000	0.00000000	3.28166667	1,000.00000000
B	12592LBM3	1,000.00000000	0.00000000	3.53250000	0.00000000	0.00000000	0.00000000	0.00000000	3.53250000	1,000.00000000
C	12592LBP6	1,000.00000000	0.00000000	3.74282487	0.00000000	0.00000000	0.00000000	0.00000000	3.74282487	1,000.00000000
D	12592LAN2	1,000.00000000	0.00000000	2.68500000	0.00000000	0.00000000	0.00000000	0.00000000	2.68500000	1,000.00000000
E	12592LAQ5	1,000.00000000	0.00000000	2.68333321	0.00000000	0.00000000	0.00000000	0.00000000	2.68333321	1,000.00000000
F	12592LAS1	1,000.00000000	0.00000000	1.11213343	1.57119990	29.37318620	0.00000000	0.00000000	1.11213343	1,000.00000000
G	12592LAU6	1,000.00000000	0.00000000	0.00000000	2.68333333	53.37083996	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592LAW2	125.25558997	0.00000000	0.00000000	0.33610239	52.47860920	0.00000000	0.00000000	0.00000000	125.25558997
V	12592LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592LBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592LBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592LBK7	759.32245115	0.00000000	0.62356530	0.00000000	0.00000000	0.00000000	0.00000000	0.62356530	757.86255955
X-B	12592LAA0	1,000.00000000	0.00000000	0.08915985	0.00000000	0.00000000	0.00000000	0.00000000	0.08915985	1,000.00000000
X-C	12592LAC6	1,000.00000000	0.00000000	1.05782487	0.00000000	0.00000000	0.00000000	0.00000000	1.05782487	1,000.00000000
X-D	12592LAE2	1,000.00000000	0.00000000	1.05949151	0.00000000	0.00000000	0.00000000	0.00000000	1.05949151	1,000.00000000
X-E	12592LAG7	1,000.00000000	0.00000000	1.05949180	0.00000000	0.00000000	0.00000000	0.00000000	1.05949180	1,000.00000000
X-F	12592LAJ1	1,000.00000000	0.00000000	1.05949152	0.00000000	0.00000000	0.00000000	0.00000000	1.05949152	1,000.00000000
X-G	12592LAL6	125.25558997	0.00000000	0.13270715	0.00000000	0.00000000	0.00000000	0.00000000	0.13270715	125.25558997

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	128,641.04	0.00	128,641.04	0.00	0.00	0.00	128,641.04	0.00
A-3	11/01/21 - 11/30/21	30	0.00	689,849.26	0.00	689,849.26	0.00	0.00	0.00	689,849.26	0.00
A-4	11/01/21 - 11/30/21	30	0.00	950,389.68	0.00	950,389.68	0.00	0.00	0.00	950,389.68	0.00
X-A	11/01/21 - 11/30/21	30	0.00	555,833.01	0.00	555,833.01	0.00	0.00	0.00	555,833.01	0.00
X-B	11/01/21 - 11/30/21	30	0.00	12,125.65	0.00	12,125.65	0.00	0.00	0.00	12,125.65	0.00
X-C	11/01/21 - 11/30/21	30	0.00	64,112.65	0.00	64,112.65	0.00	0.00	0.00	64,112.65	0.00
X-D	11/01/21 - 11/30/21	30	0.00	28,190.95	0.00	28,190.95	0.00	0.00	0.00	28,190.95	0.00
X-E	11/01/21 - 11/30/21	30	0.00	12,529.55	0.00	12,529.55	0.00	0.00	0.00	12,529.55	0.00
X-F	11/01/21 - 11/30/21	30	0.00	18,794.32	0.00	18,794.32	0.00	0.00	0.00	18,794.32	0.00
X-G	11/01/21 - 11/30/21	30	0.00	5,100.55	0.00	5,100.55	0.00	0.00	0.00	5,100.55	0.00
A-M	11/01/21 - 11/30/21	30	0.00	208,595.86	0.00	208,595.86	0.00	0.00	0.00	208,595.86	0.00
B	11/01/21 - 11/30/21	30	0.00	203,655.69	0.00	203,655.69	0.00	0.00	0.00	203,655.69	0.00
C	11/01/21 - 11/30/21	30	0.00	293,239.10	0.00	293,239.10	0.00	0.00	0.00	293,239.10	0.00
D	11/01/21 - 11/30/21	30	0.00	162,732.48	0.00	162,732.48	0.00	0.00	0.00	162,732.48	0.00
E	11/01/21 - 11/30/21	30	0.00	71,398.13	0.00	71,398.13	0.00	0.00	0.00	71,398.13	0.00
F	11/01/21 - 11/30/21	30	328,786.29	31,733.10	0.00	31,733.10	18,581.01	0.00	0.00	13,152.09	347,367.30
G	11/01/21 - 11/30/21	30	899,145.68	47,599.65	0.00	47,599.65	47,599.65	0.00	0.00	0.00	946,745.33
H	11/01/21 - 11/30/21	30	2,004,077.80	12,917.97	0.00	12,917.97	12,917.97	0.00	0.00	0.00	2,016,995.77
Totals			3,232,009.77	3,497,438.64	0.00	3,497,438.64	79,098.63	0.00	0.00	3,418,340.01	3,311,108.40

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592LBL5	3.938000%	63,564,000.00	63,564,000.00	0.00	208,595.86	0.00	0.00	208,595.86	63,564,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592LBM3	4.239000%	57,652,000.00	57,652,000.00	0.00	203,655.69	0.00	0.00	203,655.69	57,652,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592LBP6	4.491390%	78,347,000.00	78,347,000.00	0.00	293,239.10	0.00	0.00	293,239.10	78,347,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			199,563,000.03	199,563,000.00	0.00	705,490.65	0.00	0.00	705,490.65	199,563,000.00

Exchangeable Certificate Details
PEZ	12592LBN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592LBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	4,719,656.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,515,638.63	Master Servicing Fee	13,113.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,749.05
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.35
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,737.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,515,638.63	Total Fees	18,200.02

Principal		Expenses/Reimbursements
Scheduled Principal	1,301,316.71	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	49,452.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,920.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	726.41
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,301,316.71	Total Expenses/Reimbursements	79,098.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,418,340.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,301,316.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,719,656.72
Total Funds Collected	4,816,955.34	Total Funds Distributed	4,816,955.37

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	934,438,239.06	934,438,239.06	Beginning Certificate Balance	934,438,239.06
(-) Scheduled Principal Collections	1,301,316.71	1,301,316.71	(-) Principal Distributions	1,301,316.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	933,136,922.35	933,136,922.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	936,888,683.61	936,888,683.61	Ending Certificate Balance	933,136,922.35
Ending Actual Collateral Balance	935,746,213.18	935,746,213.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP
	7,499,999 or less	18	84,939,516.21	9.10%	34	4.6200	1.770489	1.29 or less	9	300,080,983.93	32.16%	33	4.3837	0.330592
7,500,000 to 14,999,999		8	84,815,139.42	9.09%	33	4.5541	1.832363	1.30 to 1.39	4	47,457,843.00	5.09%	33	4.6465	1.311277
15,000,000 to 24,999,999		6	115,603,444.90	12.39%	57	4.7314	2.281513	1.40 to 1.49	1	10,153,114.86	1.09%	34	4.7030	1.492200
25,000,000 to 49,999,999		5	182,726,450.57	19.58%	33	4.6070	1.211116	1.50 to 1.74	8	122,848,669.74	13.17%	33	4.8208	1.616327
50,000,000 to 74,999,999		1	55,724,497.82	5.97%	31	4.7000	0.556700	1.75 to 1.99	5	148,437,826.38	15.91%	33	4.3228	1.816068
	75,000,000 or greater	2	235,000,000.00	25.18%	33	4.1366	0.641557	2.00 or greater	13	129,830,611.01	13.91%	54	4.4971	2.525721
	Totals	53	933,136,922.35	100.00%	36	4.5145	1.340370	Totals	53	933,136,922.35	100.00%	36	4.5145	1.340370
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP	Totals	90	933,136,922.35	100.00%	36	4.5145	1.340370
Alabama	1	2,899,552.81	0.31%	34	4.8010	1.279600
									Property Type³
Arizona	1	10,153,114.86	1.09%	34	4.7030	1.492200
Arkansas	1	2,067,998.06	0.22%	153	4.6900	3.290900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	13	152,302,201.94	16.32%	34	4.5869	1.580767		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	1	1,727,119.64	0.19%	153	4.6900	3.290900	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP
Florida	18	173,140,707.28	18.55%	36	4.2150	0.343904	Industrial	15	76,424,608.46	8.19%	34	4.8960	1.460780
Georgia	3	12,578,637.68	1.35%	48	4.6773	2.296814	Lodging	6	182,879,245.33	19.60%	33	4.2573	0.068315
Illinois	1	2,272,525.56	0.24%	153	4.6900	3.290900	Multi-Family	9	24,258,543.02	2.60%	34	4.6660	2.349971
Kentucky	2	10,308,394.28	1.10%	42	4.2839	2.328100	Office	9	148,488,383.43	15.91%	33	4.5633	1.137736
Maryland	3	6,890,653.01	0.74%	34	4.8191	1.910968	Retail	19	292,262,377.13	31.32%	33	4.4446	1.754332
Michigan	2	3,571,590.41	0.38%	58	4.8095	1.969528	Self Storage	19	34,495,891.22	3.70%	111	4.6068	3.183922
Missouri	1	34,650,558.99	3.71%	34	4.5965	1.175700	Totals	90	933,136,922.35	100.00%	36	4.5145	1.340370
New Hampshire	1	17,101,111.34	1.83%	32	4.5700	1.696800
New Jersey	2	19,177,108.87	2.06%	33	4.4078	2.353373
New Mexico	1	9,658,480.14	1.04%	33	4.4720	1.867700
New York	1	120,000,000.00	12.86%	33	4.2770	1.801100
North Carolina	2	6,065,312.55	0.65%	34	4.6599	1.530937
Ohio	4	11,447,797.56	1.23%	39	4.7188	1.513307
Pennsylvania	2	2,965,646.91	0.32%	153	4.6900	3.290900
South Carolina	2	27,392,851.12	2.94%	38	4.6447	1.396472
Texas	7	98,054,662.51	10.51%	34	4.7914	0.723479
Virginia	6	24,401,739.62	2.62%	38	4.5139	1.936417
Washington	1	1,658,944.55	0.18%	153	4.6900	3.290900
Wisconsin	1	8,322,338.92	0.89%	34	4.8095	1.572500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP
	4.4999% or less	12	372,550,817.36	39.92%	33	4.2185	1.061996	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	18	288,035,388.68	30.87%	42	4.6428	1.589878	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	9	76,250,590.86	8.17%	34	4.8271	1.062227	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	21,972,252.02	2.35%	35	5.6665	1.731900	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	933,136,922.35	100.00%	36	4.5145	1.340370	49 months or greater	40	758,809,048.92	81.32%	37	4.4826	1.281795
								Totals	53	933,136,922.35	100.00%	36	4.5145	1.340370
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP
	60 months or less	39	736,472,392.50	78.92%	33	4.4763	1.220861	Interest Only	5	300,750,000.00	32.23%	33	4.2240	0.865937
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	910,800,265.93	97.61%	33	4.5102	1.292535	119 months or greater	34	435,722,392.50	46.69%	33	4.6505	1.465841
								Totals	52	910,800,265.93	97.61%	33	4.5102	1.292535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	174,327,873.43	18.68%	31	4.6534	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	615,929,634.04	66.01%	38	4.4273	1.363515	119 months or greater	1	22,336,656.42	2.39%	153	4.6900	3.290900
	13 months to 24 months	5	142,879,414.88	15.31%	32	4.7211	0.929516	Totals	1	22,336,656.42	2.39%	153	4.6900	3.290900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	933,136,922.35	100.00%	36	4.5145	1.340370
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100288	RT	Brooklyn	NY	Actual/360	4.277%	427,700.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	12/06/21
2	302700002	LO	Miami	FL	Actual/360	3.990%	382,375.00	0.00	0.00	N/A	09/06/24	--	115,000,000.00	115,000,000.00	12/06/21
3	302700003	LO	College Park	GA	Actual/360	4.632%	286,080.63	149,982.36	0.00	N/A	06/06/24	--	74,122,152.76	73,972,170.40	12/06/21
4	302511015	OF	Dallas	TX	Actual/360	4.700%	218,616.83	92,565.86	0.00	N/A	07/06/24	--	55,817,063.68	55,724,497.82	07/06/20
5	302700005	OF	Culver City	CA	Actual/360	4.410%	181,031.55	102,232.21	0.00	N/A	10/04/24	--	49,260,284.78	49,158,052.57	12/06/21
7	656100270	RT	Los Angeles	CA	Actual/360	4.638%	169,093.75	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	06/06/20
8	302700008	IN	Fulton	MO	Actual/360	4.596%	132,994.92	70,185.64	0.00	N/A	10/06/24	--	34,720,744.63	34,650,558.99	12/06/21
9	407000337	LO	Houston	TX	Actual/360	4.875%	118,130.97	56,497.73	0.00	N/A	10/06/24	--	29,081,374.85	29,024,877.12	03/06/20
10	302610004	LO	Myrtle Beach	SC	Actual/360	4.643%	101,346.44	53,209.78	0.00	N/A	08/06/24	--	26,196,171.67	26,142,961.89	12/06/21
11	656100293	SS	Various	Various	Actual/360	4.690%	87,710.16	105,175.25	0.00	N/A	09/06/34	--	22,441,831.67	22,336,656.42	12/06/21
13	407000340	IN	Various	Various	Actual/360	5.667%	104,067.20	66,156.08	0.00	N/A	11/06/24	--	22,038,408.10	21,972,252.02	12/06/21
14	302700014	OF	St Paul	MN	Actual/360	4.708%	83,020.37	42,094.50	0.00	N/A	07/06/24	--	21,158,423.78	21,116,329.28	12/06/21
15	407000339	MF	Various	FL	Actual/360	4.641%	77,294.54	32,936.33	0.00	N/A	10/06/24	--	19,985,659.37	19,952,723.04	12/06/21
16	302700016	RT	Nashua	NH	Actual/360	4.570%	65,247.89	31,814.19	0.00	N/A	08/06/24	--	17,132,925.53	17,101,111.34	12/06/21
18	302700018	OF	San Rafael	CA	Actual/360	4.361%	65,415.00	0.00	0.00	N/A	10/05/24	--	18,000,000.00	18,000,000.00	12/05/21
19	656100290	RT	Stafford	VA	Actual/360	4.215%	57,140.73	27,120.88	0.00	N/A	09/06/24	--	16,267,822.96	16,240,702.08	12/06/21
22	407000319	RT	Los Angeles	CA	Actual/360	4.511%	46,574.56	25,344.97	0.00	N/A	10/06/24	--	12,388,225.13	12,362,880.16	12/06/21
23	407000304	MF	Jacksonville	FL	Actual/360	4.895%	52,411.42	21,847.78	0.00	N/A	07/06/24	--	12,848,560.22	12,826,712.44	12/06/21
24	302700024	OF	Various	Various	Actual/360	4.810%	50,890.30	21,750.77	0.00	N/A	10/06/24	--	12,697,313.17	12,675,562.40	12/06/21
25	302700025	RT	Lake Worth	FL	Actual/360	4.755%	44,749.54	18,275.77	0.00	N/A	10/06/24	--	11,293,258.38	11,274,982.61	12/06/21
26	302700026	RT	Somerset	KY	Actual/360	4.250%	33,763.98	20,349.41	0.00	N/A	09/06/24	--	9,533,359.65	9,513,010.24	12/06/21
27	407000292	SS	Jersey City	NJ	Actual/360	4.396%	34,975.38	20,079.08	0.00	N/A	08/06/24	--	9,548,505.50	9,528,426.42	12/06/21
28	302700028	IN	Mesa	AZ	Actual/360	4.703%	39,849.07	14,626.83	0.00	N/A	10/06/24	--	10,167,741.69	10,153,114.86	10/06/21
29	302700029	RT	Albuquerque	NM	Actual/360	4.472%	36,055.30	16,467.09	0.00	N/A	09/06/24	--	9,674,947.23	9,658,480.14	12/06/21
30	302700030	OF	St Paul	MN	Actual/360	4.708%	35,068.35	17,781.00	0.00	N/A	07/06/24	--	8,937,458.88	8,919,677.88	12/06/21
31	302700031	IN	Clifton	NJ	Actual/360	4.420%	35,593.33	14,663.71	0.00	N/A	09/05/24	--	9,663,346.30	9,648,682.59	12/05/21
32	656100305	OF	Sunnyvale	CA	Actual/360	4.560%	34,748.70	16,276.96	0.00	N/A	06/06/24	--	9,144,395.69	9,128,118.73	12/06/21
33	302700033	OF	St Paul	MN	Actual/360	4.708%	34,000.46	17,239.53	0.00	N/A	07/06/24	--	8,665,296.44	8,648,056.91	12/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	302700034	MF	Decatur	GA	Actual/360	4.480%	29,832.70	14,398.34	0.00	N/A	07/06/24	--	7,990,902.95	7,976,504.61	12/06/21
35	407000312	RT	Stockbridge	GA	Actual/360	4.604%	28,559.30	13,238.27	0.00	N/A	09/06/24	--	7,444,588.73	7,431,350.46	12/06/21
37	302700037	LO	Various	OH	Actual/360	4.680%	25,974.79	18,180.90	0.00	N/A	09/05/24	--	6,660,203.37	6,642,022.47	12/05/21
38	302700038	RT	Elizabeth	NJ	Actual/360	4.700%	26,027.70	13,388.77	0.00	N/A	08/05/24	--	6,645,371.08	6,631,982.31	12/05/21
39	302700039	LO	St Petersburg	FL	Actual/360	4.250%	21,563.27	19,067.09	0.00	N/A	07/06/24	--	6,088,451.89	6,069,384.80	12/06/21
40	407000320	RT	Torrance	CA	Actual/360	4.702%	24,655.33	11,707.50	0.00	N/A	10/06/24	--	6,292,969.72	6,281,262.22	12/06/21
43	302700043	RT	Plainview	TX	Actual/360	4.350%	20,829.63	12,025.95	0.00	N/A	10/06/24	--	5,746,104.47	5,734,078.52	11/06/21
44	302700044	RT	Avon	NC	Actual/360	4.556%	20,928.25	11,204.77	0.00	N/A	10/06/24	--	5,511,664.61	5,500,459.84	12/06/21
45	302700045	RT	Randallstown	MD	Actual/360	4.642%	22,080.87	8,828.58	0.00	N/A	10/05/24	--	5,708,108.77	5,699,280.19	12/05/21
46	302700046	OF	St Paul	MN	Actual/360	4.708%	20,496.73	10,392.63	0.00	N/A	07/06/24	--	5,223,759.81	5,213,367.18	12/06/21
47	302700047	RT	Riverview	FL	Actual/360	4.792%	21,587.40	9,339.33	0.00	N/A	09/06/24	--	5,405,858.87	5,396,519.54	12/06/21
48	302700048	MF	Arlington	TX	Actual/360	4.428%	21,008.46	8,131.68	0.00	N/A	06/06/24	--	5,693,350.86	5,685,219.18	12/06/21
49	302700049	IN	Elgin	IL	Actual/360	4.745%	21,261.81	8,715.59	0.00	N/A	10/05/24	--	5,377,064.70	5,368,349.11	12/05/21
50	302700050	OF	Greenacres	FL	Actual/360	4.692%	18,424.41	8,778.84	0.00	N/A	10/05/24	--	4,712,124.40	4,703,345.56	12/05/21
51	302700051	MF	Avon Lake	OH	Actual/360	4.782%	17,208.64	12,533.25	0.00	N/A	10/06/24	--	4,318,353.23	4,305,819.98	12/06/21
53	302700053	MF	Fort Worth	TX	Actual/360	4.547%	18,007.75	7,466.34	0.00	N/A	04/06/24	--	4,752,430.57	4,744,964.23	12/06/21
54	407000342	OF	Jacksonville	FL	Actual/360	4.850%	17,117.01	8,212.20	0.00	N/A	11/06/24	--	4,235,137.28	4,226,925.08	12/06/21
55	302700055	MF	Columbus	OH	Actual/360	4.490%	15,357.09	7,923.11	0.00	N/A	09/05/24	--	4,104,344.28	4,096,421.17	12/05/21
56	302700056	RT	LaGrange	GA	Actual/360	4.824%	14,508.31	7,062.49	0.00	N/A	10/06/24	--	3,609,032.30	3,601,969.81	12/06/21
57	407000318	RT	El Segundo	CA	Actual/360	4.511%	13,339.87	7,259.31	0.00	N/A	10/06/24	--	3,548,231.80	3,540,972.49	12/06/21
58	302700058	OF	San Francisco	CA	Actual/360	4.220%	14,066.67	0.00	0.00	N/A	10/05/24	--	4,000,000.00	4,000,000.00	12/05/21
59	302700059	RT	Kerman	CA	Actual/360	4.700%	13,466.57	6,889.96	0.00	N/A	09/06/24	--	3,438,273.42	3,431,383.46	12/06/21
60	302700060	RT	Birmingham	AL	Actual/360	4.801%	11,634.32	8,422.59	0.00	N/A	10/06/24	--	2,907,975.40	2,899,552.81	12/06/21
61	407000327	RT	Woodhaven	MI	Actual/360	4.840%	11,505.52	8,227.48	0.00	N/A	10/06/24	--	2,852,608.99	2,844,381.51	12/06/21
63	302700063	SS	Bartow	FL	Actual/360	4.666%	10,249.86	5,248.03	0.00	N/A	11/06/24	--	2,636,055.50	2,630,807.47	12/06/21
Totals							3,515,638.63	1,301,316.71	0.00				934,438,239.06	933,136,922.35
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,382,496.61	18,148,808.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,219,222.02	(1,975,730.54)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	8,441,463.00	972,517.00	01/01/20	03/31/20	08/06/21	6,221,885.65	147,826.89	286,223.59	5,134,147.25	0.00	0.00
5	5,328,470.93	1,139,135.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	3,292,069.00	01/01/20	03/31/20	01/06/21	0.00	33,263.49	168,590.63	3,048,855.87	0.00	0.00
8	3,549,029.00	3,447,875.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,466,581.00	0.00	--	--	07/06/21	6,226,025.93	306,678.85	148,627.09	3,344,731.03	2,982.82	0.00
10	6,389,110.50	10,519,856.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,475,288.58	7,742,438.64	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	1,168.72	0.00
13	3,817,931.56	2,769,838.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,636,719.28	901,073.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,199,385.73	1,091,036.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,063,697.85	1,373,221.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,813,045.12	1,614,733.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,505,147.11	762,824.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,674,327.70	1,116,058.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,286,517.88	834,514.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,313,324.77	840,067.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,731,591.67	969,570.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,132,820.00	820,580.00	01/01/20	09/30/20	--	0.00	0.00	53,961.07	108,003.59	0.00	0.00
29	1,031,211.82	936,630.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,170,004.18	886,873.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,247,442.59	918,698.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	8,654.00	918,636.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	8,572.03	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	285,700.00	1,529,161.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	693,786.19	672,011.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	558,988.00	297,841.00	01/01/21	06/30/21	--	0.00	0.00	32,544.33	32,544.33	0.00	0.00
44	635,874.00	480,156.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	561,439.00	579,554.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	462,270.97	216,023.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	884,306.14	682,734.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	649,792.00	246,887.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	221,046.00	82,809.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	453,132.00	275,937.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	468,408.37	282,587.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	268,156.53	84,127.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	532,450.32	367,333.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	354,355.60	207,280.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	401,903.01	299,633.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	525,490.00	479,457.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	91,840,581.03	66,824,857.70				12,447,911.58	487,769.23	689,946.71	11,668,282.07	12,723.57	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	1	10,153,114.86	0	0.00	3	128,499,374.94	0	0.00	2	84,749,374.94	0	0.00	0	0.00	0	0.00	4.514545%	4.461806%	36
11/15/21	1	4,235,137.28	0	0.00	3	128,648,438.53	0	0.00	3	84,898,438.53	0	0.00	0	0.00	1	4,952,911.86	4.514762%	4.462031%	37
10/13/21	1	4,242,747.13	0	0.00	4	152,658,300.93	0	0.00	2	53,006,302.37	0	0.00	0	0.00	0	0.00	4.527530%	4.475217%	37
09/13/21	1	10,195,504.59	0	0.00	4	152,873,025.72	0	0.00	2	53,129,153.80	0	0.00	0	0.00	0	0.00	4.527756%	4.475451%	39
08/12/21	1	10,208,637.49	0	0.00	4	153,072,317.82	0	0.00	2	53,244,223.72	0	0.00	0	0.00	0	0.00	4.527964%	4.475667%	40
07/12/21	0	0.00	0	0.00	4	153,270,781.59	0	0.00	2	53,358,804.80	0	0.00	0	0.00	0	0.00	4.528171%	4.475882%	41
06/11/21	0	0.00	0	0.00	4	153,483,042.80	0	0.00	1	24,131,465.08	0	0.00	0	0.00	1	3,043,686.69	4.528390%	4.474373%	42
05/12/21	0	0.00	0	0.00	5	160,375,292.01	0	0.00	1	24,193,821.00	0	0.00	0	0.00	1	3,846,077.09	4.529291%	4.475402%	43
04/12/21	0	0.00	0	0.00	5	160,585,908.16	0	0.00	1	24,259,276.79	0	0.00	0	0.00	0	0.00	4.528665%	4.473511%	43
03/12/21	0	0.00	0	0.00	5	160,780,972.31	0	0.00	1	24,321,082.58	0	0.00	0	0.00	0	0.00	4.528864%	4.473718%	44
02/12/21	1	6,393,914.47	0	0.00	5	161,019,430.79	0	0.00	1	24,392,782.74	0	0.00	0	0.00	0	0.00	4.529100%	4.473964%	45
01/12/21	1	9,831,591.60	1	6,404,349.20	5	161,141,836.01	0	0.00	2	24,454,013.90	1	6,624,634.13	0	0.00	1	3,670,590.68	4.534924%	4.478795%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302511015	07/06/20	16	6	286,223.59	5,134,147.25	0.00	57,192,753.35	05/20/20	7			11/02/21
7	656100270	06/06/20	17	6	168,590.63	3,048,855.87	0.00	43,750,000.00	08/31/20	1
9	407000337	03/06/20	20	6	148,627.09	3,344,731.03	92,190.73	30,126,014.75	05/14/20	7			06/28/21
28	302700028	10/06/21	1	1	53,961.07	108,003.59	0.00	10,180,986.57	01/12/21	13
43	302700043	11/06/21	0	B	32,544.33	32,544.33	0.00	5,746,104.47
Totals					689,946.71	11,668,282.07	92,190.73	146,995,859.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		910,800,266	772,147,776	53,903,115		84,749,375
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		22,336,656	22,336,656	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	933,136,922	794,484,433	10,153,115	0	43,750,000	84,749,375
Nov-21	934,438,239	801,554,663	4,235,137	0	43,750,000	84,898,439
Oct-21	959,525,358	802,624,310	4,242,747	0	99,651,999	53,006,302
Sep-21	960,883,715	797,815,185	10,195,505	0	99,743,872	53,129,154
Aug-21	962,134,288	798,853,332	10,208,637	0	99,828,094	53,244,224
Jul-21	963,379,832	810,109,050	0	0	99,911,977	53,358,805
Jun-21	964,705,216	811,222,174	0	0	129,351,578	24,131,465
May-21	968,988,493	808,613,201	0	0	136,181,471	24,193,821
Apr-21	976,171,076	809,722,771	0	0	142,189,029	24,259,277
Mar-21	977,413,177	810,757,005	0	0	142,335,090	24,321,083
Feb-21	978,910,229	805,606,783	6,393,914	0	142,516,749	24,392,783
Jan-21	997,070,468	813,789,892	9,831,592	6,404,349	142,590,621	24,454,014
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302511015	55,724,497.82	57,192,753.35	78,000,000.00	07/01/21	779,635.00	0.55670	03/31/20	07/06/24	273
7	656100270	43,750,000.00	43,750,000.00	242,000,000.00	10/07/20	3,184,976.00	1.54810	03/31/20	08/06/24	I/O
9	407000337	29,024,877.12	30,126,014.75	24,900,000.00	06/25/21	1,229,379.00	0.58660	12/31/19	10/06/24	273
28	302700028	10,153,114.86	10,180,986.57	14,100,000.00	07/25/14	731,620.25	1.49220	09/30/20	10/06/24	273
Totals		138,652,489.80	141,249,754.67	359,000,000.00		5,925,610.25

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	302511015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. YE 2019 DSCR was 1.36x with 90% occupancy.

Current occupancy is approximately 70% following a major tenant extension and contraction. The borrower indicated an inability to fund TI obligations which would trigger tenant offset rights resulting in insufficient cash flow to cover operations and debt ser vice. The Borrower defaulted on the August debt service payment. Discussions took place pursuant to a PNA but are no longer active. Lender has issued a default notice and is pursuing rights and remedies. Borrower filed a TRO for which a hearing is scheduled for March 12. A temporary injunction was entered providing Borrower 180 days. Lender seeking appointment of a receiver and is evaluating other remedies available under the loan documents.

Borrower has been uncooperative in working with Lender s third-party vendor to conduct an inspection. TRO expired in October of 2021 and Lender was the winning bidder in the foreclosure auction held on 11/2/21. Deed is in the process of being recorded and Lender is working with closely with property management to transition the property.

7	656100270	RT	CA	08/31/20	1

Loan transferred to SS for Delinquent Payments on 8/26/2020. Loan previously transferred NT on 4/9/2020. A modification providing financial relief due to COVID-19 was requested. Borrower has requested to either (1) use Reserve funds, including funds in the Excess Cash Reserve, to fund debt service payments or (2) amend the waterfall such that operating expenses are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property closed in 3/2020 due to COVID-19 and in 5/2020 briefly due to riots that damaged storefronts. The Property has since reopened. Sr and Mezz Loan are due for the 6/2020 payment. Loan is cash managed and all Property cash flow is controlled by Lender. Lender retained counsel and the Senior Loan NOD and Purchase Notice to Mezz was sent 8/5/2020. Mezz Lender's right to cure the monetary default expired 10 BD from receipt of the notice.

Mezz Lender has right to purchase the Senior Loan within 6 m as of receipt of notice or until 2/6/2021. Purchase option at par was not exercised by 11/6/2020. To date, Borrower has not provided a workout proposal amenable to Lender.

Lender will continue to engage in workout discussions with Borrower and Mezz L ender while exercising its rights and remedies pursuant to the Loan and Intercreditor Agreements. As of YE 2019, NOI/DSCR (A&B)/Occ was

$12.6mm/1.16x/95%.

9	407000337	LO	TX	05/14/20	7

COVID related transfer. Crowne Plaza Houston Katy Freeway is a 207-room full-service hotel located in Houston, Texas. Borrower contacted Master Servicer requesting for payment relief due to the effects of COVID-19. Loan transferred to SS effective 5/14/20. The loan is due for April debt service. Lender is working with the borrower to transition the asset to REO. Lender took title via deed-in-lieu of foreclosure and the asset became REO effective 6/28/2021. The special warranty deed recorded on 7/7/2021.

28	302700028	IN	AZ	01/12/21	13

Superstition Springs consists of two flex industrial office complex buildings totaling 100,704 SF located in Mesa, Arizona (12 miles southeast of the Phoenix Central business District). Occupancy at the subject property decreased to 75% in June

2020,down from 92% YE 2019, as a result of the tenant GC Services (26,645 SF, 26.5% GLA, 11/30/2020 exp.) exercising its option to surrender a portion of its space at the end of April. Borrower hired a leasing team to market the vacant space, but there was no leasing activity to report as of August 2020. GC Services did not extend the term of its lease upon expiration on 11/30/2020.By December 2020, the tenant Children's Safari (10,000 SF, 9.9% GLA, 12/31/30) was the

only in-place tenant while the other three tenants went dark (the three tenants were still paying rent). Borrower initially stated that cash management funds would not be sufficient to cover the January 2021 payment; however, the full payment was made. Borrower communicated to the servicer that they would like to discuss relief/loan modification. As a result, the loan was transferred to special servicing effective 1/12/2021. Lender is working with Borrower and evaluating lease proposals. Loan is current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
37	302700037	6,782,072.87	4.68000%	6,782,072.87 4.68000%		8	12/24/20	12/15/20	12/24/20
37	302700037	0.00	4.68000%	0.00	4.68000%	8	02/11/21	12/15/20	12/24/20
Totals		6,782,072.87		6,782,072.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	302700012	11/15/21	23,872,587.18	8,100,000.00	12,232,213.96	7,215,557.56	12,232,213.96	5,016,656.40	18,855,930.78	0.00	0.00	18,855,930.78	66.16%
17	656100307	01/12/21	16,462,105.90	3,500,000.00	4,903,006.90	1,202,691.27	4,903,006.90	3,700,315.63	12,761,790.27	0.00	0.00	12,761,790.27	69.16%
20	656100272	02/12/21	17,000,000.00	32,000,000.00	18,082,215.00	18,082,215.00	18,082,215.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	407000309	05/12/21	5,862,397.47	5,410,000.00	4,596,404.90	736,762.11	4,596,404.90	3,859,642.79	2,002,754.68	0.00	0.00	2,002,754.68	28.61%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			63,197,090.55	49,010,000.00	39,813,840.76	27,237,225.94	39,813,840.76	12,576,614.82	33,620,475.73	0.00	0.00	33,620,475.73

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	302700012	11/15/21	0.00	0.00	18,855,930.78	0.00	0.00	18,855,930.78	0.00	0.00	18,855,930.78
17	656100307	01/12/21	0.00	0.00	12,761,790.27	0.00	0.00	12,761,790.27	0.00	0.00	12,761,790.27
20	656100272	02/12/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	407000309	05/12/21	0.00	0.00	2,002,754.68	0.00	0.00	2,002,754.68	0.00	0.00	2,002,754.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	33,620,475.73	0.00	0.00	33,620,475.73	0.00	0.00	33,620,475.73

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,628.55	0.00	0.00	24,317.20	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	9,114.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,058.62	0.00	0.00	25,134.99	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	726.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,118.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,920.03	0.00	726.41	49,452.19	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		79,098.63

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

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